Loans and Advances to Customers - Summary of Credit Quality Analysis of Loans and Advances to Customers (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of loans and advances to customers [line Items]
Loan loss provision		€ (4,977)	€ (4,515)
Carrying amount	[1]	584,714	571,909
Stage 1: 12-month expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		(432)
Carrying amount		540,444
Grades 1-10 Investment grade [Member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		347,343	332,181
Grades 1-10 Investment grade [Member] | Stage 1: 12-month expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		342,955
Grades 11-17 Non-investment grade [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		225,689	226,494
Grades 11-17 Non-investment grade [member] | Stage 1: 12-month expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		197,921
Grades 18-19 Substandard grade [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		5,632	5,703
Grade 20-22 Non-performing grade [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		11,027	€ 12,047
Financial instruments not credit-impaired [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		(928)
Carrying amount		36,860
Financial instruments not credit-impaired [member] | Grades 1-10 Investment grade [Member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		4,388
Financial instruments not credit-impaired [member] | Grades 11-17 Non-investment grade [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		27,768
Financial instruments not credit-impaired [member] | Grades 18-19 Substandard grade [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		5,632
Purchased credit impaired [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		(3,615)
Carrying amount		7,410
Purchased credit impaired [member] | Grade 20-22 Non-performing grade [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		11,025
Financial instruments purchased or originated credit-impaired [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		(2)
Financial instruments purchased or originated credit-impaired [member] | Grade 20-22 Non-performing grade [member]
Disclosure of loans and advances to customers [line Items]
Loan loss provision		€ 2

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.